Offerings	Jun. 29, 2026
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.10 per share
Offering Note

(1)
An indeterminate aggregate initial offering price and number or amount of securities of each identified class is being registered as may from time to time be offered at indeterminate prices. The securities registered hereunder include an indeterminate number or amount, as the case may be, of securities of each identified class as may from time to time be issued upon conversion, exercise or exchange of the securities issued directly hereunder. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities. Any securities registered hereunder may be sold separately or together with the other securities registered hereunder. Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the registrant’s securities that become issuable by reason of any stock split, stock dividend or similar transaction, including pursuant to any applicable anti-dilution provisions (including, without limitation, upon adjustment of any conversion or exchange rate thereof).

The registrant is relying on Rule 456(b) and Rule 457(r) under the Securities Act to defer payment of the entire registration fee. In connection with the securities offered hereby, the Registrant will pay “pay-as-you-go registration fees” in accordance with Rule 456(b). The registrant will calculate the registration fee applicable to an offer of securities pursuant to this registration statement based on the fee rate in effect on the date of such fee payment.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Equity
Security Class Title	Preferred Stock, par value $0.10 per share
Offering Note

(2)	See Note 1.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Debt Securities
Offering Note

(3)	See Note 1.

Offering: 4
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Warrants
Offering Note

(4)	See Note 1.

Offering: 5
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Units
Offering Note

(5)	See Note 1.

Offering: 6
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Other
Security Class Title	Subscription Rights
Offering Note

(6)	See Note 1.